Related Parties Related Party Debt - Viral Gene (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Due from related party, current			$ 126
Related party | Viral Gene
Related Party Transactions
Due from related party, current	$ 100	$ 100	$ 100